Sales and advertising expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Sales and advertising expense	$ 75,685	$ 81,924	$ 37,063
Percentual decrease in expenses (as a percent)	(41.00%)
Sales and marketing expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	$ 10,316	9,815	9,717
Advertising campaigns	62,457	69,521	24,765
Selling expenses	2,912	2,588	2,581
Sales and advertising expense	$ 75,685	$ 81,924	$ 37,063
Percentual decrease in expenses (as a percent)	7.60%